Nature of Operations and Basis of Presentation - Operations (Details) (USD $)	3 Months Ended	4 Months Ended		12 Months Ended									12 Months Ended					0 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended
	Dec. 30, 2013	Apr. 21, 2014 state	Apr. 22, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011	Apr. 21, 2014 Company-owned restaurant	Dec. 30, 2013 Company-owned restaurant	Dec. 31, 2012 Company-owned restaurant	Apr. 21, 2014 Franchised restaurant	Dec. 30, 2013 Franchised restaurant	Dec. 31, 2012 Franchised restaurant	Dec. 30, 2013 Trade name	Dec. 30, 2013 Franchise agreements	Dec. 30, 2013 Minimum	Dec. 30, 2013 Maximum	Oct. 31, 2007 Zoe's Kitchen USA, LLC	Jan. 08, 2014 Mobile, Alabama and Destin, Florida Franchise Restaurants restaurant	Dec. 30, 2013 Mobile, Alabama and Destin, Florida Franchise Restaurants	Nov. 01, 2013 Mobile, Alabama and Destin, Florida Franchise Restaurants restaurant	Aug. 06, 2012 South Carolina Franchise Restaurants restaurant	Dec. 30, 2013 South Carolina Franchise Restaurants Minimum Reacquired rights	Dec. 30, 2013 South Carolina Franchise Restaurants Maximum Reacquired rights	Nov. 30, 2011 Houston Franchise Restaurants restaurant	Dec. 26, 2011 Houston Franchise Restaurants	Dec. 31, 2011 Houston Franchise Restaurants restaurant	Dec. 30, 2013 Houston Franchise Restaurants Minimum Reacquired rights	Dec. 30, 2013 Houston Franchise Restaurants Maximum Reacquired rights	Dec. 30, 2013 Accounts Receivable	Dec. 31, 2012 Accounts Receivable
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred offering costs	$ 1,000,000			$ 1,000,000
Loan costs, net	1,034,891	0		1,034,891	955,941
Accumulated amortization, loan costs	700,000			700,000	500,000
Pre-opening costs		816,224	495,624	1,938,266	916,718	805,514
Tenant improvement allowances	4,000,000			4,000,000	2,100,000
Advertising costs				40,000	10,000	30,000
Costs and Expenses	300,000
Vacation accrual	0			0
Franchisor Disclosure [Line Items]
Percentage of voting interests acquired																	100.00%
Goodwill	23,334,129	24,225,829		23,334,129	23,334,129	21,150,544											21,200,000	892,000			2,183,585
Intangibles, net	11,207,013	10,830,612		11,207,013	12,807,427												10,900,000
Number of restaurants							109	94	67	6	8	8
Days in fiscal year				364 days	371 days	364 days									364 days	371 days
Number of states in which entity operates		15
Amounts due from franchisees for monthly royalties																													60,000	90,000
Useful life													20 years	19 years								5 years	9 years				5 years	7 years
Intent to purchase, number of restaurants																				2
Accelerated amortization expense																			200,000
Number of franchise restaurants acquired																		2			3			3		3
Number of restaurants acquired with a franchise agreement intangible asset recorded																										1
Net franchise agreement, intangible asset write-off																									$ 200,000